Other Income and Expenses (Details Textual) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of financial assets [line items]
Capital gain		₪ 117
Amortization of goodwill in respect of assets disposal		44
Net loss in total amount		1,249	$ 360	₪ 3,180	[1],[2]	₪ 2,306	[2]
ATR [Member]
Disclosure of financial assets [line items]
Legal proceedings provision				163		109
Net loss in total amount	[3]	₪ 398		₪ 312		₪ 314

[1]	Reclassified, refer to Note 2dd.
[2]	Reclassified, refer to note 2ff.
[3]	Includes acquisition- adjustments amortization